UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2008
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Check here if Amendment [ ]; Amendment Number:
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   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          DBD Cayman, Ltd.
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Address:       c/o The Carlyle Group
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               1001 Pennsylvania Avenue, NW
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               Suite 220 S.
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               Washington, DC  20004-2505
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Form 13F File Number:  28-    12954
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
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Title:           Managing Director
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Phone:           202-729-5626
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Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello         Washington, DC            May 15, 2008
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        Signature                City, State                 Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number         Name

   28-
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
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Form 13F Information Table Entry Total:       3
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Form 13F Information Table Value Total:       $94,579
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                                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number         Name

    1        28-12429                     Carlyle Investment Management L.L.C.
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                                                      FORM 13-F INFORMATION TABLE

   COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
--------------------  -------------  --------- ---------  ------------------------  ----------  --------  -------------------------
                         TITLE                   VALUE    SHRS OR      SH/    PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER         OF CLASS      CUSIP      (x$1000)  PRN AMT      PRN    CALL  DISCRETION  MANAGERS  SOLE      SHARED     NONE
--------------------  -------------  --------- ---------  ---------  ------  -----  ----------  --------  ---- --------------- ----
Focus Media Hldg Ltd  Sponsored ADR  34415V109   $52,844  1,503,382    SH      --   Shared-        1              1,503,382
                                                                                    Defined

Owens Corning         Com            690742101   $10,880  600,100      SH      --   Shared-        1              600,100
                                                                                    Defined

Time Warner Cable     CL A           88732J108   $30,855  1,235,200    SH      --   Shared-        1              1,235,200
Inc                                                                                 Defined

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